Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 4,877,913
Ending balance	3,644,933	$ 131,396	$ 4,877,913
Net carrying amount:
Intangible assets	3,644,933		4,877,913
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,307,287		11,093,671
Additions	1,721,189		2,275,620
Write-off	(1,045,397)		(1,239,137)
Reclassifications	(758)		(3,808)
Exchange effect	(283,037)		180,941
Ending balance	12,699,284		12,307,287
Net carrying amount:
Intangible assets	12,699,284		12,307,287
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,429,374)		(5,895,424)
Amortization	2,853,439		2,710,785
Write-off	(1,045,397)		(1,239,137)
Reclassifications			841
Exchange effect	(183,065)		61,461
Ending balance	(9,054,351)		(7,429,374)
Net carrying amount:
Intangible assets	(9,054,351)		(7,429,374)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,614
Ending balance	7,614		7,614
Net carrying amount:
Intangible assets	7,614		7,614
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012		15,012
Additions	0
Write-off	0
Reclassifications	0
Exchange effect	0
Ending balance	15,012		15,012
Net carrying amount:
Intangible assets	15,012		15,012
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,398)		(7,398)
Amortization	0
Write-off	0
Exchange effect	0
Ending balance	(7,398)		(7,398)
Net carrying amount:
Intangible assets	(7,398)		(7,398)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,229,530
Ending balance	1,931,213		2,229,530
Net carrying amount:
Intangible assets	1,931,213		2,229,530
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,264,558		3,347,148
Additions	1,333,882		1,201,288
Write-off	(587,102)		(312,411)
Reclassifications	(758)		(3,808)
Exchange effect	(165,543)		32,341
Ending balance	4,845,037		4,264,558
Net carrying amount:
Intangible assets	4,845,037		4,264,558
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,035,028)		(951,176)
Amortization	1,566,948		1,363,607
Write-off	(587,102)		(312,411)
Reclassifications			841
Exchange effect	(101,050)		31,815
Ending balance	(2,913,824)		(2,035,028)
Net carrying amount:
Intangible assets	(2,913,824)		(2,035,028)
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,678,428
Ending balance	1,166,497		1,678,428
Net carrying amount:
Intangible assets	1,166,497		1,678,428
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,530,465		4,183,505
Additions	56,331		212,269
Write-off	0		(11,023)
Reclassifications	0
Exchange effect	(95,632)		145,714
Ending balance	4,491,164		4,530,465
Net carrying amount:
Intangible assets	4,491,164		4,530,465
Patent and technology license fee [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,852,037)		(2,299,223)
Amortization	538,874		536,953
Write-off	0		(11,023)
Exchange effect	(66,244)		26,884
Ending balance	(3,324,667)		(2,852,037)
Net carrying amount:
Intangible assets	(3,324,667)		(2,852,037)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	962,341
Ending balance	539,609		962,341
Net carrying amount:
Intangible assets	539,609		962,341
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,497,252		3,548,006
Additions	330,976		862,063
Write-off	(458,295)		(915,703)
Reclassifications	0
Exchange effect	(21,862)		2,886
Ending balance	3,348,071		3,497,252
Net carrying amount:
Intangible assets	3,348,071		3,497,252
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,534,911)		(2,637,627)
Amortization	747,617		810,225
Write-off	(458,295)		(915,703)
Exchange effect	(15,771)		2,762
Ending balance	(2,808,462)		(2,534,911)
Net carrying amount:
Intangible assets	$ (2,808,462)		$ (2,534,911)